Fair Value Measurement	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurement

NOTE 3 FAIR VALUE MEASUREMENT

The Company’s financial instruments primarily include cash, cash equivalents, restricted cash, marketable securities and accounts payable. Due to the short-term nature of cash, cash equivalents and accounts payable, the carrying amounts of these assets and liabilities approximate their fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

	As of September 30, 2019
	Level 1	Level 2	Level 3	Total
Assets
Marketable equity securities -
Circassia Pharmaceuticals plc, see Note 9	$1,890,748			$1,890,748
Mutual funds: short-term fixed income	5,595,071			5,595,071
	$7,485,819	$-	$-	$7,485,819

	As of March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Marketable equity securities -
Circassia Pharmaceuticals plc, see Note 9	$5,649,486			$5,649,486
Mutual funds: short-term fixed income	893,181			893,181
	$6,452,667	$-	$-	$6,542,667

Net gains and (losses) recognized during the three and six months ended September 30, 2019 from marketable equity securities were $142,806 and $(2,164,513) respectively. Net unrealized gains for the three and six months ended September 30, 2018 were $2,805 and $8,208, respectively Unrealized net gains (losses) recognized during the three and six months ended September 30, 2019 from marketable equity securities held were $76,347 and $(2,087,378), respectively.

NOTE 3 FAIR VALUE MEASUREMENT

The Company’s financial instruments primarily include cash, cash equivalents, restricted cash, marketable securities and accounts payable. Due to the short-term nature of cash and accounts payable, the carrying amounts of these assets and liabilities approximate their fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants at the reporting date. The accounting guidance establishes a three-tiered hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value. A fair value hierarchy has been established for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

Level 1 -	quoted prices in active markets for identical assets or liabilities;

Level 2 -	inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices in active markets for similar assets or liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities; or

Level 3 -	unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company accounted for the warrants issued to accredited shareholders included, among others, down round protective provisions as a non-current liability according to provisions of ASC 815. The Company had measured the warrants at fair value in each reporting period until they are exercised or expired, with changes in the fair value being recognized in the Company’s statements of operations and comprehensive loss. Under ASC 820, the warrants and option liability are classified as Level 3, cash, cash equivalents, restricted cash and marketable securities invested in mutual funds are classified as Level 1. The Company considered its investment in Circassia Pharmaceuticals, Inc. as Level 3 and based upon its evaluation, a discount of 4.76% was taken to the quoted market value. This was based upon the Company ability its current cash position, the size the number of shares it owns at March 31, 2019, the trading volume in the stock, and other factors. There has been no transfer between any levels during the year. During the three and nine months ended December 31, 2018, the Company adopted ASU 2017-11 retrospectively to outstanding financial instruments with a down round feature by means of cumulative-effect adjustment. The balance as of April 1, 2018 for additional paid-in capital was increased by $6,194,292 and accumulated deficit was decreased by $516,358 and therefore are classified in stockholders; equity.

	As of March 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Marketable securities -		-	-
Circassia Pharmaceuticals plc (Note 9)	$-		5,649,486	5,649,486
Mutual funds	893,181	-	-	893,181
	$893,181	$-	$5,649,486	$6,542,667

	As of March 31, 2018
	Level 1	Level 2	Level 3	Total
Assets
Mutual funds	$8,304,392	-	-	8,304,392

	As of March 31, 2018
	Level 1	Level 2	Level 3	Total
Liabilities
Liabilities related to warrants	$-	$-	$5,677,934	$5,677,934